PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.

MARKET AND PORTFOLIO REVIEW

Investment Environment

   Over the past year, the tax-exempt market has seen a much improved investment climate. Interest rates have fallen dramatically thus far in 1995, causing municipal bond prices to rebound significantly from 1994 levels.
Also, while the Orange County debacle has not been completely resolved, it has begun to diminish in terms of market focus.
   Nevertheless, caution is still warranted. Given the ongoing fiscal problems in California, it's essential to closely monitor the creditworthiness of California municipal bonds to ensure the quality and safety of the portfolio's investments. We believe tax-exempt investors will continue to demand higher quality California municipal bonds in the months ahead.

Portfolio Review

   The Fund performed solidly over this reporting period. For the six months ended October 31, 1995, Class A shares provided a total return of 6.56% and Class B shares returned 6.11%. This was in line with the Lehman Brothers Municipal Bond Index, which returned 6.76% over the same timeframe. All of these returns assume reinvestment of any distributions but exclude the effect of sales charges.
   Our focus on quality assets over this reporting period has benefited the portfolio. Our strategy has also emphasized call-protected bonds, which have performed well in the current declining interest-rate environment. As of October 31, nearly 52% of the portfolio's assets were rated "AAA" either by Moody's or Standard & Poor's.

Outlook

   In the months ahead, we will continue to focus on quality assets for the portfolio, especially given the ongoing fiscal problems in California. Overall, our outlook is positive. The tax-exempt market has benefited from a more limited supply of issues in 1995. Year-to-date issuance in the municipal sector was down almost 20% from the first 10 months of 1994. And while current talk of tax reform has put some pressure on the municipal market, we believe significant tax reform is unlikely before 1997.

                   Phoenix California Tax Exempt Bonds, Inc.

                       INVESTMENTS AT OCTOBER 31, 1995
                                 (Unaudited)

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)        VALUE
                                --------   -------   -------------
MUNICIPAL TAX-EXEMPT BONDS--95.4%
Certificates of Participation/Lease
   Revenue--9.5%
  California Public Works
   Lease Revenue 5.25%, '06         AAA     $1,640    $ 1,680,852
  California State Public
   Works 5.375%, '19                AAA      5,000      4,725,750
  California Statewide
   Community 4.90%, '09             AAA      2,200      2,086,370
  Modesto Irrigation District
   7.25%, '15                       A+       2,000      2,061,380
  San Mateo County Revenue
   5.125%, '18                      AAA      1,000        927,220
                                                     -------------
Total Certificates of Participation/
 Lease Revenue                                         11,481,572
                                                     -------------
General Obligations--5.2%
  California State G.O.
   5.50%, '08                       AAA      1,500      1,540,200
  Central School District
   G.O. 7.05%, '16                  A((b))   1,000      1,120,420
  East Bay Regional Park
   District G.O., Series B
   5.75%, '15                       AA-      2,155      2,141,833
  Pomona School District
   G.O., Series C 5.60%, '12        AAA      1,500      1,499,595
                                                     -------------
Total General Obligations                               6,302,048
                                                     -------------
Healthcare--5.6%
  California Health Facilities
   7.30%, '20                       A+       1,400      1,501,024
  California Health
   Facilities 6.25%, '22            A+       1,500      1,504,920
  Grass Valley Hospital
   7.25%, '19                       A+       2,000      2,116,240
  San Bernardino Sisters of
   Charity Health Care 7%, '21      AA       1,500      1,600,590
                                                     -------------
Total Healthcare                                        6,722,774
                                                     -------------
Housing Revenue--3.6%
  California Housing Financing
   Agency 7.25%, '17                A+         845        896,156
  California Housing Financing
   Agency 7.75%, '17                A+         435        456,689

Housing Revenue--continued
  California Housing
   Financing Agency Series C
   7.20%, '17                       A+     $   855   $    898,622
  L.A. Community
   Redevelopment Agency
   Series A 6.55%, '27              AAA      2,000      2,056,660
                                                     -------------
Total Housing Revenue                                   4,308,127
                                                     -------------
Pre-Refunded Revenue--17.5%
  Covina Redevelopment Agency
   8.80%, '08                       NR       1,200      1,473,336
  Hayward Hospital Revenue
   (St. Rose Hosp.) 10%, '04        AAA        550        704,693
  Northern California Hydro
   Electric 7.50%, '23              AAA        195        237,208
  Orange County Water
   District COP 7%, '15             AA       1,000      1,129,520
  Pasadena COP 6.75%, '15           A+       2,000      2,236,200
  Puerto Rico Hwy. Revenue
   Series T 6.625%, '18             AAA        200        227,060
  Puerto Rico Public
   Buildings 7%, '19                AAA        500        544,220
  Puerto Rico Public
   Buildings Series L
   6.875%, '21                      A        3,170      3,644,137
  Redlands COP Series C
   7%, '22                          Aaa      1,000      1,135,600
  Riverside Public Financing
   Authority 7.80%, '08             Baa((b)) 1,000      1,065,260
  San Bernardino COP Series B
   7%, '28                          A        2,200      2,515,568
  San Gabriel Valley Schools
   Financing 7.20%, '19             NR       1,200      1,337,160
  San Jose Redevelopment
   Agency 7.80%, '11                A        1,000      1,048,440
  Southern California Public
   Power Authority
   5.50%, '20                       A          915        844,216
  Stockton COP 7.50%, '16           NR       1,000      1,026,811
  Torrance Hospital COP
   7.10%, '15                       AAA      1,820      2,076,984
                                                     -------------
Total Pre-Refunded Revenue                             21,246,413
                                                     -------------
Puerto Rico--7.3%
  Puerto Rico Aqueduct 7%,
   '19                              BBB      1,500      1,612,905
  Puerto Rico Electric Power
   7%, '21                          A-       2,500      2,854,700
  Puerto Rico Electric Power
   Authority Series N 6%,
   '10                              A-       1,500      1,522,935

                 See Notes to Financial Statements

2


                   Phoenix California Tax Exempt Bonds, Inc.

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)        VALUE
                                --------   -------   -------------
Puerto Rico--continued
  Puerto Rico G.O. 5.375%,
   '06                             A        $2,000   $  2,068,780
  Puerto Rico Highway
   Authority Series T
   6.625%, '18                     A           800        849,080
                                                     -------------
Total Puerto Rico                                       8,908,400
                                                     -------------
Tax Revenue--10.0%
  Culver City Redevelopment
   Agency 4.60%, '20               AAA       4,500      3,765,510
  L.A. County Sales Tax 7%,
   '19                             A+        2,500      2,690,325
  L.A. County Transit
   Authority Series A 5%,
   '21                             AAA       3,750      3,374,700
  San Francisco Redevelopment
   Agency 4.75%, '18               AAA       1,100        954,888
  San Francisco Redevelopment
   Agency 5.50%, '18               AAA       1,500      1,377,900
                                                     -------------
Total Tax Revenue                                      12,163,323
                                                     -------------
Utility Revenue--36.7%
  Beverly Hills Wastewater
   6%, '22                         AA        2,230      2,243,603
  California State Water
   Series L 5.75%, '19             AA        4,000      3,943,520
  Chino Basin, California
   5.90%, '11                      AAA       2,000      2,082,980
  Contra Costa Water District
   Series G 5.75%, '14             AAA       5,740      5,760,147
  Fresno Sewer Revenue Series
   A-1 4.50%, '23                  AAA         500        404,800
  Irvine Ranch Water District
   7.80%, '08                      A         1,500      1,582,770
  Irvine Ranch Water District
   8.25%, '23                      BBB       2,000      2,150,560
  L.A. Department of Water &
   Power 4.50%, '12                AAA       3,800      3,278,032

Utility Revenue--continued
  L.A. Wastewater Series D
   4.70%, '17                      AAA      $7,000   $  6,048,910
  Metro Water District
   Series A 5.50%, '25             AAA       3,000      2,893,950
  Sacramento Cogeneration
   Project 6.375%, '10             BBB-      1,000      1,025,990
  Sacramento Utility District
   Electric Series G 4.75%,
   '21 (c)                         AAA       1,000        860,180
  Sacramento Utility District
   Electric Series H 5.75%,
   '11                             AAA       5,000      5,074,050
  San Diego Transportation
   Series A 4.75%, '08             AAA       2,000      1,908,800
  San Francisco Airport
   Revenue 6.25%, '10              AAA       1,000      1,050,610
  Southern California Public
   Power 5.75%, '21                AA-         600        586,590
  Southern California Public
   Power Series A 4.875%,
   '20                             AAA       2,000      1,758,620
  University of California
   Project C 5%, '23               AAA       2,000      1,792,880
                                                     -------------
Total Utility Revenue                                  44,446,992
                                                     -------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
 (Identified cost $107,513,959)                       115,579,649
                                                     -------------
SHORT-TERM OBLIGATIONS
Federal Agency Securities--2.9%
  Federal Home Loan Mortgage
   Assn. 5.85%, 11-1-95            A-1+      3,480      3,480,000
                                                     -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $3,480,000)                           3,480,000
                                                     -------------
TOTAL INVESTMENTS--98.3%
  (Identified cost $110,993,959)                      119,059,649(a)
  Cash & receivables, less liabilities--1.7%            2,019,745
                                                     -------------
NET ASSETS--100.0%                                   $121,079,394
                                                     =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,402,476 and gross depreciation of $336,786 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $110,993,959.
(b) Moody's rating.
(c) Segregated as collateral for initial margin on futures contracts.

                      See Notes to Financial Statements

                   Phoenix California Tax Exempt Bonds, Inc.

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995
                                 (Unaudited)

Assets
Investment securities at value
  (Identified cost $110,993,959)                       $119,059,649
Cash                                                          4,505
Receivables
 Fund shares sold                                           174,170
 Interest                                                 2,138,484
                                                        ------------
  Total assets                                          121,376,808
                                                        ------------
Liabilities
Payables
 Dividend distributions                                     115,026
 Variation margin for futures contracts                       4,219
 Fund shares repurchased                                     92,648
 Investment advisory fee                                     46,077
 Distribution fee                                            26,094
 Financial agent fee                                          3,072
 Trustees' fee                                                1,963
Accrued expenses                                              8,315
                                                        ------------
  Total liabilities                                         297,414
                                                        ------------
Net Assets                                             $121,079,394
                                                        ============
Net Assets Consist of:
Capital paid in on shares of capital stock             $113,655,265
Distributions in excess of net investment income           (427,049)
Accumulated net realized losses                            (162,480)
Net unrealized appreciation                               8,013,658
                                                        ------------
Net Assets                                             $121,079,394
                                                        ============
Class A
Shares of capital stock outstanding, $.01 par
  value, 250,000,000 shares authorized
  (Net Assets $120,250,358)                               9,203,570

Net asset value per share                                    $13.07
Offering price per share
   $13.07/(1-4.75%)                                          $13.72

Class B
Shares of capital stock outstanding, $.01 par
  value, 250,000,000 shares authorized
  (Net Assets $829,036)                                      63,460

Net asset value and offering price per share                 $13.06


                           STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED OCTOBER 31, 1995
                                 (Unaudited)

Investment Income
Interest                                     $3,736,839
                                              ----------
  Total investment income                     3,736,839
                                              ----------
Expenses
Investment advisory fee                         271,547
Distribution fee--Class A                       150,081
Distribution fee--Class B                         3,115
Financial agent fee                              18,103
Transfer agent                                   39,488
Professional                                     28,494
Printing                                         18,055
Trustees                                         11,343
Registration                                     10,935
Custodian                                         3,171
Miscellaneous                                     9,874
                                              ----------
  Total expenses                                564,206
                                              ----------
Net investment income                         3,172,633
                                              ----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                 659,706
Net realized loss on futures contracts          (13,675)
Net unrealized appreciation on
  investments                                 3,716,829
                                              ----------
Net gain on investments                       4,362,860
                                              ----------
Net increase in net assets resulting from
  operations                                 $7,535,493
                                              ==========

                      See Notes to Financial Statements

                   Phoenix California Tax Exempt Bonds, Inc.

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months
                                                                    Ended              Year
                                                              October 31, 1995         Ended
                                                                 (Unaudited)      April 30, 1995
                                                              ----------------   -----------------
From Operations
 Net investment income                                          $  3,172,633       $  6,880,816
 Net realized gains                                                  646,031            946,797
 Net unrealized appreciation (depreciation)                        3,716,829           (797,795)
                                                                 --------------    ---------------
 Increase in net assets resulting from operations                  7,535,493          7,029,818
                                                                 --------------    ---------------
From Distributions to Shareholders
 Net investment income--Class A                                   (3,549,844)        (7,272,931)
 Net investment income--Class B                                      (15,698)            (9,873)
 Net realized gains--Class A                                              --         (2,856,630)
 Net realized gains--Class B                                              --             (9,083)
 Distributions in excess of net investment income--Class A                --            (29,892)
 Distributions in excess of net investment income--Class B                --                (41)
 Distributions in excess of accumulated net realized
  gains--Class A                                                          --           (811,818)
 Distributions in excess of accumulated net realized
  gains--Class B                                                          --             (2,581)
                                                                 --------------    ---------------
 Decrease in net assets from distributions to shareholders        (3,565,542)       (10,992,849)
                                                                 --------------    ---------------
From Share Transactions
Class A
 Proceeds from sales of shares (593,133 and 496,574 shares,
  respectively)                                                    7,646,533          6,213,919
 Net asset value of shares issued from reinvestment of
  distributions (115,157 and 447,402 shares, respectively)         1,481,723          5,495,965
 Cost of shares repurchased (795,485 and 1,731,374 shares,
  respectively)                                                  (10,193,990)       (21,728,823)
                                                                 --------------    ---------------
Total                                                             (1,065,734)       (10,018,939)
                                                                 --------------    ---------------
Class B
 Proceeds from sales of shares (31,706 and 41,888 shares,
  respectively)                                                      405,511            514,453
 Net asset value of shares issued from reinvestment of
  distributions (712 and 1,035, respectively)                          9,157             12,543
 Cost of shares repurchased (5,403 and 6,478 shares,
  respectively)                                                      (69,848)           (79,763)
                                                                 --------------    ---------------
Total                                                                344,820            447,233
                                                                 --------------    ---------------
 Decrease in net assets from share transactions                     (720,914)        (9,571,706)
                                                                 --------------    ---------------
 Net increase (decrease) in net assets                             3,249,037        (13,534,737)
Net Assets
 Beginning of period                                             117,830,357        131,365,094
                                                                 --------------    ---------------
 End of period (including distributions in excess of net
  investment income of ($427,049) and ($34,140),
  respectively)                                                 $121,079,394       $117,830,357
                                                                 ==============    ===============

                      See Notes to Financial Statements

                   Phoenix California Tax Exempt Bonds, Inc.

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                    Class A
                                       -----------------------------------------------------------------
                                          Six
                                        Months
                                         Ended
                                       10/31/95                    Year Ended April 30,
                                     (Unaudited)     1995       1994       1993       1992       1991
                                       ---------   --------   --------   --------   --------   ---------
Net asset value, beginning of
  period                                $12.63      $13.03     $13.64     $13.20     $13.07     $12.58
Income from investment operations
 Net investment income                    0.34        0.71       0.80       0.81       0.87       0.90
 Net realized and unrealized gain
  (loss)                                  0.48        0.05      (0.53)      0.51       0.24       0.51
                                        --------    -------    -------    -------    -------    --------
  Total from investment operations        0.82        0.76       0.27       1.32       1.11       1.41
                                        --------    -------    -------    -------    -------    --------
Less distributions
 Dividends from net investment
  income                                 (0.38)      (0.76)     (0.76)     (0.80)     (0.88)     (0.90)
 Distributions from net realized
  gains                                     --       (0.31)     (0.12)     (0.08)     (0.10)     (0.02)
 Distributions in excess of
  accumulated  net realized gains           --       (0.09)        --         --         --         --
                                        --------    -------    -------    -------    -------    --------
  Total distributions                    (0.38)      (1.16)     (0.88)     (0.88)     (0.98)     (0.92)
                                        --------    -------    -------    -------    -------    --------
 Change in net asset value                0.44       (0.40)     (0.61)      0.44       0.13       0.49
                                        --------    -------    -------    -------    -------    --------
Net asset value, end of period          $13.07      $12.63     $13.03     $13.64     $13.20     $13.07
                                        ========    =======    =======    =======    =======    ========
Total return( (1))                        6.56%((3))  6.34%      1.80%     10.38%      8.68%     11.36%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                         $120,250    $117,370   $131,365   $147,760   $139,118   $124,051
Ratio to average net assets of:
 Operating expenses                       0.94%((2))  0.93%      0.85%      0.90%      0.68%      0.63%
 Net investment income                    5.29%((2))  5.63%      5.82%      6.00%      6.55%      6.94%
Portfolio turnover                          18%((2))    51%        25%        25%        33%        26%

                                              Class B
                                       ---------------------
                                          Six        From
                                        Months     Inception
                                         Ended      7/26/94
                                       10/31/95       to
                                     (Unaudited)    4/30/95
                                       ---------   ---------
Net asset value, beginning of
   period                               $12.63      $13.04
Income from investment operations
 Net investment income                    0.31        0.48
 Net realized and unrealized gain
  (loss)                                  0.44        0.01
                                        --------    --------
  Total from investment operations        0.75        0.49
                                        --------    --------
Less distributions
 Dividends from net investment
  income                                 (0.32)      (0.50)
 Distributions from net realized
  gains                                     --       (0.31)
 Distributions in excess of
  accumulated  net realized gains           --       (0.09)
                                        --------    --------
  Total distributions                    (0.32)      (0.90)
                                        --------    --------
 Change in net asset value                0.43       (0.41)
                                        --------    --------
Net asset value, end of period          $13.06      $12.63
                                        ========    ========
Total return((1))                         6.11%((3))  4.10%((3))
Ratios/supplemental data:
Net assets, end of period
  (thousands)                             $829        $460
Ratio to average net assets of:
 Operating expenses                       1.69%((2))  1.55%((2))
 Net investment income                    4.52%((2))  4.90%((2))
Portfolio turnover                          18%((2))    51%

((1)) Maximum sales charge is not reflected in total return calculation. ((2)) Annualized
((3)) Not annualized

                      See Notes to Financial Statements

PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix California Tax Exempt Bonds, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Security valuation:

   Municipal bonds are valued at the most recently quoted bid prices or at bid prices based on a matrix theory which considers such factors as security prices, yields, maturities, coupons and ratings, furnished by dealers and an independent pricing service. Short-term investments having a remaining maturity of less than sixty days are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. Security transactions and related income:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PHL, has advised the Fund that it received selling commissions of $10,582 for Class A shares and deferred sales charges of $416 for Class B shares for the six months ended October 31, 1995. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1995, $14,229 was earned by the Distributor and $138,967 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended October 31, 1995, transfer agent fees were $39,488 of which PEPCO retained $14,451, which is net of fees paid to State Street.

   At October 31, 1995, PHL and affiliates held 187 Class A shares and 8,837 Class B shares of the Fund with a combined value of $117,859.

PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Unaudited) (Continued)

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities, excluding short-term securities and futures, for the six months ended October 31, 1995, aggregated $10,374,837 and $14,208,127, respectively. There were no purchases or sales of long-term U.S. Government securities.

   At October 31, 1995, the Fund had entered into futures contracts as follows:

  Municipal                   Value of      Market          Net
 Bond Future     Number of    Contract     Value of     Unrealized
  Contracts      Contracts   when Opened   Contracts   Depreciation
 -------------   ---------   -----------   ---------   -------------
December, 95         8        $908,749     $936,500      $(27,751)
December, 95         7         795,156      819,437       (24,281)
                                                        ------------
                                                         $(52,032)
                                                        ============

4. ASSET CONCENTRATION

   There are certain risks arising from the Fund's concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

5. CAPITAL LOSS CARRYOVERS

   Under current tax law, capital losses realized after October 31, 1994 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1995, the Fund elected to defer $818,075 in losses occurring between November 1, 1994 and April 30, 1995.

   This report is not authorized for distribution to prospective investors in the Phoenix California Tax Exempt Bonds, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.
101 Munson Street
Greenfield, Massachusetts 01301

Directors

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Martin J. Gavin, Executive Vice President
Michael E. Haylon, Executive Vice President
James M. Dolan, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
James D. Wehr, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel

Dechert, Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208
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Phoenix Funds

Phoenix California
Tax Exempt Bonds, Inc.
Semiannual Report
October 31, 1995

[graphic of older dollars]

[Phoenix Duff & Phelps logo]

Phoenix California Tax Exempt Bonds, Inc.
P.O. Box 2200
Enfield, CT 06083-2200

[Phoenix Duff & Phelps logo]

PEP 680 (12/95)

    Bulk Rate Mail
     U.S. Postage
         PAID
    Springfield, MA
    Permit No. 444